Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

May 2, 2025

VIA EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549-0506

RE:	Pacific Life Insurance Company and Pacific Select Exec Separate Account
M’s Versatile Product-Survivorship II and MVP VUL Survivorship 3, File nos. 333-153027 / 811-05563
Rule 497(j) Certification

On behalf of Pacific Life Insurance Company (“Pacific Life” or the “Company”) and the Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life, I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Statement of Additional Information (“SAI”) dated May 1, 2025, being used for certain variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 25 for the Separate Account filed electronically with the Commission on April 15, 2025.

If you have any questions or comments with respect to this filing, please contact me at the number listed below.

Sincerely,

/s/ Alison Ryan

Alison Ryan

AVP & Managing Assistant General Counsel II

(949) 219-3268 Telephone

Alison.Ryan@PacificLife.com